Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Cash Flows from Operating Activities:
Net loss	$ (1,065,542)	$ (1,300,573)	$ (5,774,867)	$ (7,826,933)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	68,314	66,250	274,655	264,997
Amortization of debt discounts	65,500	214,422	773,741	737,640
Accretion of premium on convertible note	208,000	240,550	1,588,175	617,647
Share-based compensation expense	150,957	236,997	413,321	2,037,158
Derivative expense	24,112	18,013	23,630
Fee notes issued	55,500		72,000
Net debt extinguishment loss on conversion of notes	14,057		239,444
Net gain on settlement of accounts payable and accrued expenses			(87,466)
Deferred rent				(16,667)
Change in earnout payable				(129,000)
Changes in operating assets and liabilities:
Accounts receivable	625,007	(207,390)	(446,491)	(303,316)
Inventory	257,763	52,513	147,951	710,382
Prepaid expenses and other current assets	(1,530)	24,957	87,358	79,221
Accounts payable and accrued expenses and interest	(999,486)	165,259	2,413,381	2,228,943
Settlements payable	220,594		(519,201)
Customers deposits				(78,841)
Accrued liability - advisory fees				1,200,000
Cash Used in Operating Activities	(376,753)	(489,002)	(794,369)	(478,769)
Cash Flows from Investing Activities:
Demonstration drones (PPE)			(25,256)
Cash Used in Investing Activities			(25,256)
Cash Flows from Financing Activities:
Proceeds from convertible notes payable		377,000	640,000
Net proceeds from note payable, related party	400,000	232,500	232,500
Cash financing costs
Repayment of line of credit		(2,109)	(2,591)	(1,077)
Proceeds from lines of credit - related parties	19,000		670	6,318
(Repayment of) proceeds from loan payable - related party		(89,500)	(95,000)	(10,000)
Proceeds from loan payable - related party				5,000
Cash Provided by Financing Activities	419,000	517,891	775,579	241
Net Increase (Decrease) in Cash	42,247	28,889	(44,046)	(478,528)
Cash - beginning of year	108,446	152,492	152,492	631,020
Cash - end of year	150,693	181,381	108,446	152,492
Cash paid for:
Interest	116,939	115,075	345,152	639,506
Taxes
Noncash financing and investing activities:
Increase in prepaid expenses and accrued expenses		70,000
Issuance of convertible note for settlement of accounts payable	90,000
Reclassification of convertible note accrued interest to principal	537,643
Reclassification of accrued bonus to settlement payable	112,435
Issuance of convertible debt for deferred financing costs		65,000
Reclassification of debt premium upon conversion	30,618
Common stock issued for exercise of warrants/ Issuance for debt issuance costs	68,232	12,508
Initial derivative liability	78,471	79,000
Issuance of common stock for conversion of convertible notes and accrued interest	245,640
Reclassification of debt premium upon conversion	62,500
Debt discounts on notes		$ 140,500
Issuance of note payable for debt issuance costs			65,000
Issuance of settlement payable to satisfy accounts payable and accrued expenses			680,456
Third Party insurance funding			70,000	75,382
Conversion of fees and accrued interest to convertible note payable			2,288,642
Default penalties recorded as debt discount			54,275
Original issue discounts notes			196,004
Issuance of warrants for financing fees			12,508
Issuance of warrants for default penalties			31,529
Reclassification of warrants to derivative liabilities			261,484
Initial derivative liabilities for notes issued			85,000
Issuance of common stock for 3(a)(10) settlements including related costs			513,089
Issuance of common stock for convertible notes, accrued interest			1,787,479
Issuance of common stock for past due vendor fees			15,000
Issuance of common stock for future services			$ 307,400	$ 185,160